Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2024

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,032,810	¥1,032,810	¥1,032,810	¥0	¥0
Restricted cash	152,497	152,497	152,497	0	0
Installment loans (net of allowance for credit losses)	3,918,504	3,899,688	0	163,536	3,736,152
Equity securities*1	415,607	415,607	108,964	143,786	162,857
Available-for-sale debt securities	2,665,478	2,665,478	11,491	2,334,690	319,297
Other Assets:
Time deposits	2,033	2,033	0	2,033	0
Derivative assets*2	25,490	25,490	—	—	—
Reinsurance recoverables (Investment contracts)	4,592	4,550	0	0	4,550
Liabilities:
Short-term debt	¥574,095	¥574,095	¥0	¥574,095	¥0
Deposits	2,074,828	2,073,845	0	2,073,845	0
Policy liabilities and Policy account balances (Investment contracts)	122,686	121,966	0	0	121,966
Long-term debt	5,626,376	5,594,888	0	1,769,943	3,824,945
Accounts payable (Contingent consideration)	14,136	14,136	0	0	14,136
Other Liabilities:
Derivative liabilities*2	48,190	48,190	—	—	—

*1	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2025

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,206,573	¥1,206,573	¥1,206,573	¥0	¥0
Restricted cash	115,410	115,410	115,410	0	0
Installment loans (net of allowance for credit losses)	4,043,271	4,018,629	0	42,940	3,975,689
Equity securities*1	418,690	418,690	137,014	119,466	162,210
Available-for-sale debt securities	2,607,637	2,607,637	12,243	2,377,740	217,654
Other Assets:
Time deposits	1,400	1,400	0	1,400	0
Derivative assets*2	43,675	43,675	—	—	—
Reinsurance recoverables (Investment contracts)	138,441	126,480	0	0	126,480
Liabilities:
Short-term debt	¥549,680	¥549,680	¥0	¥549,680	¥0
Deposits	2,280,597	2,279,207	0	2,279,207	0
Policy liabilities and Policy account balances (Investment contracts)	237,702	214,937	0	0	214,937
Long-term debt	5,733,118	5,678,828	0	1,705,485	3,973,343
Accounts payable (Contingent consideration)	15,259	15,259	0	0	15,259
Other Liabilities:
Derivative liabilities*2	35,543	35,543	—	—	—

*1	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”